Segment information - Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Total consolidated	$ 822	$ 1,262	$ 1,395	$ 2,006
Operating Segments | High-Pressure Controls & Systems
Segment Reporting Information [Line Items]
Total consolidated	821	991	1,379	1,437
Operating Segments | Heavy-Duty OEM
Segment Reporting Information [Line Items]
Total consolidated	0	271	0	569
Corporate
Segment Reporting Information [Line Items]
Total consolidated	$ 1	$ 0	$ 16	$ 0